General Information and Basis of Operation - Schedule of Company’s Shareholders (Details)	12 Months Ended
Dec. 31, 2024
Everbright Digital Global Limited [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	72.00%
Voyage Advisors Limited [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	4.90%
Value Global Gain Limited [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	4.90%
Real Treasure Corporation Limited [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	4.60%
Mighty Leader Capital Limited [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	4.60%
Well Fortune Industries Limited [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	4.70%
Emperor Victory Capital Limited [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	4.30%